UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 97.6%

Florida — 97.1%
Corporate — 7.9%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 06/01/20	$3,140	$3,326,359
County of Hillsborough Florida IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 05/15/18	1,000	1,001,300
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,140,680

		6,468,339
County/City/Special District/School District — 26.9%
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	760	813,831
City of Jacksonville Florida, Refunding RB:
Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,279,400
Brooks Rehabilitation Project, 5.00%, 11/01/20	400	426,868
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 07/01/20	2,000	2,125,520
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(a)	2,500	2,514,250
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 05/01/18(a)	4,000	4,000,000
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 06/01/20	485	506,175
Indian River County School Board, COP, Refunding, Series A, 5.00%, 07/01/20	1,000	1,061,660
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 05/01/20	1,250	1,320,287
Palm Beach County School District, COP, Refunding Series B, 5.00%, 08/01/20	3,000	3,193,980
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 05/01/49(b)(c)	2,425	1,697,500

		21,939,471
Education — 4.8%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 04/01/20	795	838,017

Security	Par (000)	Value
Education (continued)
Florida Atlantic University Traffic and Parking Services Revenue, Refunding RB, Series A, 5.00%, 07/01/20	$1,150	$1,221,162
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 07/01/18	400	402,140
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 04/01/20	1,000	1,054,110
Volusia County School Board, COP, Refunding Series A (BAM), 5.00%, 08/01/20	350	372,712

		3,888,141
Health — 18.4%
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 04/01/20	500	525,800
County of Highlands Florida Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,252,643
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.25%, 06/01/18	195	195,250
3.50%, 06/01/19	200	203,534
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,192,448
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 07/01/20(d)	1,285	1,368,178
County of Palm Beach Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,089,820
Halifax Hospital Medical Center, Refunding RB, 5.00%, 06/01/20	590	621,925
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	159,311

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Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/20	$2,250	$2,389,635

		14,998,544
Housing — 0.2%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	75	75,733
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	90	91,658

		167,391
State — 9.9%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,093,827
4.00%, 10/01/20	1,105	1,150,968
4.00%, 10/01/21	500	526,570
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 04/01/20(e)	1,500	1,410,015
Series B-2 (AGM), 4.00%, 10/01/20	655	679,582
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 07/01/20	3,000	3,189,600

		8,050,562
Transportation — 14.7%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	888,390
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 04/01/20	160	168,904
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 09/01/20	2,500	2,656,925
County of Hillsborough Aviation Authority, Refunding ARB, Tampa International Airport, Series A, 5.00%, 10/01/18	3,400	3,446,716

Security	Par (000)	Value
Transportation (continued)
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	$1,375	$1,464,334
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	1,500	1,593,480
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 07/01/20	550	584,397
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,207,269

		12,010,415
Utilities — 14.3%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 09/01/20	2,970	3,175,316
City of Miami Beach Florida, RB, 5.00%, 09/01/20	250	266,163
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 08/01/20	1,200	1,273,236
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,187,720
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 07/01/19(d)	510	528,278
Florida Governmental Utility Authority, Refunding RB (AGM):
4.00%, 10/01/20	500	520,800
Lehigh Utility, 5.00%, 10/01/20	635	676,408
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	533,825
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 04/01/20	530	555,313

		11,717,059

Total Municipal Bonds in Florida		79,239,922

Guam — 0.5%
Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	100	105,192

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$310	$329,059

Total Municipal Bonds in Guam		434,251

Total Municipal Bonds — 97.6% (Cost — $79,505,581)		79,674,173

Security	Shares	Value
Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(f)(g)	1,239,896	$1,239,896

Total Short-Term Securities — 1.5% (Cost — $1,239,896)		1,239,896

Total Investments — 99.1% (Cost — $80,745,477)		80,914,069
Other Assets Less Liabilities — 0.9%		702,096

Net Assets Applicable to Common Shares — 100.0%		$81,616,165

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,171,482	(931,586)	1,239,896	$1,239,896	$19,439	$246	$(550)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$79,674,173	$—	$79,674,173
Short-Term Securities	1,239,896	—	—	1,239,896

Total	$1,239,896	$79,674,173	$—	$80,914,069

(a)	See above Schedule of Investments for values in each sector.

During the period ended April 30, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 18, 2018